Summary of Significant Accounting Policies - Net Loss per Common Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income (loss)	$ (3,146,000)			$ 73,000	$ (855,000)	$ (7,838,000)	$ (8,758,000)	$ 5,289,000	$ 6,246,000	$ 3,863,000
Denominator
Basic and diluted weighted average shares outstanding	100			100	100	100	100
Net income (loss) per share common stock, basic and diluted	$ (31.46)			$ 0.73	$ (8.55)	$ (78)	$ (87.58)
Common Stock Subject to Possible Redemption
Numerator
Interest earned on marketable securities held in Trust Account, net of taxes	$ 6,346						$ 14,144
Net income attributable to common stock subject to possible redemption	$ 6,346						$ 14,144
Denominator
Basic and diluted weighted average shares outstanding	35,880,000						30,491,429
Net income (loss) per share common stock, basic and diluted	$ 0.00						$ 0.00
Non-Redeemable Common Stock
Numerator
Net income (loss)	$ (1,924,883)						$ (4,280,092)
Net income attributable to common stock subject to possible redemption	(6,346)						(14,144)
Net loss attributable to non-redeemable common stock	$ (1,931,229)						$ (4,294,236)
Denominator
Basic and diluted weighted average shares outstanding	10,051,600						9,886,459
Net income (loss) per share common stock, basic and diluted	$ (0.19)	$ 0.02	$ 0.06				$ (0.43)